Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$11,571	$12,527
Total agency securities (Cost $11,571)				12,527

	Shares
Common stocks: 59.61%
Communication services: 5.59%
Diversified telecommunication services: 0.40%
AT&T, Inc.	112,067	2,551,766
Verizon Communications, Inc.	65,748	2,629,262
		5,181,028
Entertainment: 0.83%
Electronic Arts, Inc.	3,728	545,406
Live Nation Entertainment, Inc.†	2,449	317,146
Netflix, Inc.†	6,676	5,950,452
Take-Two Interactive Software, Inc.†	2,551	469,588
Walt Disney Co.	28,284	3,149,423
Warner Bros Discovery, Inc.†	34,866	368,534
		10,800,549
Interactive media & services: 3.94%
Alphabet, Inc. Class A	91,258	17,275,139
Alphabet, Inc. Class C	74,332	14,155,786
Match Group, Inc.†	3,922	128,289
Meta Platforms, Inc. Class A	34,048	19,935,445
		51,494,659
Media: 0.29%
Charter Communications, Inc. Class A†	1,510	517,583
Comcast Corp. Class A	59,617	2,237,426
Fox Corp. Class A	3,454	167,795
Fox Corp. Class B	2,060	94,225
Interpublic Group of Cos., Inc.	5,818	163,020
News Corp. Class A	5,918	162,982
News Corp. Class B	1,749	53,222
Omnicom Group, Inc.	3,047	262,164
Paramount Global Class B	9,292	97,194
		3,755,611
Wireless telecommunication services: 0.13%
T-Mobile U.S., Inc.	7,612	1,680,197
Consumer discretionary: 6.71%
Automobile components: 0.02%
Aptiv PLC†	3,671	222,022
BorgWarner, Inc.	3,416	108,595
		330,617
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Automobiles: 1.47%
Ford Motor Co.	60,965	$603,554
General Motors Co.	17,174	914,859
Tesla, Inc.†	43,618	17,614,693
		19,133,106
Broadline retail: 2.49%
Amazon.com, Inc.†	146,163	32,066,700
eBay, Inc.	7,481	463,448
		32,530,148
Distributors: 0.05%
Genuine Parts Co.	2,172	253,603
LKQ Corp.	4,060	149,205
Pool Corp.	594	202,518
		605,326
Hotels, restaurants & leisure: 1.16%
Airbnb, Inc. Class A†	6,761	888,463
Booking Holdings, Inc.	517	2,568,673
Caesars Entertainment, Inc.†	3,319	110,921
Carnival Corp.†	16,224	404,302
Chipotle Mexican Grill, Inc. Class A†	21,282	1,283,305
Darden Restaurants, Inc.	1,835	342,576
Domino’s Pizza, Inc.	539	226,251
Expedia Group, Inc.†	1,918	357,381
Hilton Worldwide Holdings, Inc.	3,807	940,938
Las Vegas Sands Corp.	5,435	279,142
Marriott International, Inc. Class A	3,602	1,004,742
McDonald’s Corp.	11,192	3,244,449
MGM Resorts International†	3,534	122,453
Norwegian Cruise Line Holdings Ltd.†	6,868	176,714
Royal Caribbean Cruises Ltd.	3,863	891,155
Starbucks Corp.	17,703	1,615,399
Wynn Resorts Ltd.	1,445	124,501
Yum! Brands, Inc.	4,359	584,803
		15,166,168
Household durables: 0.19%
D.R. Horton, Inc.	4,555	636,880
Garmin Ltd.	2,399	494,818
Lennar Corp. Class A	3,730	508,660
Mohawk Industries, Inc.†	818	97,448
NVR, Inc.†	48	392,587
PulteGroup, Inc.	3,203	348,807
		2,479,200
Leisure products: 0.01%
Hasbro, Inc.	2,048	114,504
See accompanying notes to portfolio of investments
2 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Specialty retail: 1.09%
AutoZone, Inc.†	264	$845,328
Best Buy Co., Inc.	3,052	261,862
CarMax, Inc.†	2,420	197,859
Home Depot, Inc.	15,514	6,034,791
Lowe’s Cos., Inc.	8,860	2,186,648
O’Reilly Automotive, Inc.†	902	1,069,592
Ross Stores, Inc.	5,182	783,881
TJX Cos., Inc.	17,616	2,128,189
Tractor Supply Co.	8,343	442,679
Ulta Beauty, Inc.†	736	320,108
		14,270,937
Textiles, apparel & luxury goods: 0.23%
Deckers Outdoor Corp.†	2,373	481,933
lululemon athletica, Inc.†	1,764	674,571
NIKE, Inc. Class B	18,595	1,407,084
Ralph Lauren Corp. Class A	628	145,055
Tapestry, Inc.	3,640	237,801
		2,946,444
Consumer staples: 3.30%
Beverages: 0.69%
Brown-Forman Corp. Class B	2,844	108,015
Coca-Cola Co.	60,553	3,770,030
Constellation Brands, Inc. Class A	2,438	538,798
Keurig Dr Pepper, Inc.	17,584	564,798
Molson Coors Beverage Co. Class B	2,728	156,369
Monster Beverage Corp.†	10,936	574,796
PepsiCo, Inc.	21,428	3,258,342
		8,971,148
Consumer staples distribution & retail: 1.17%
Costco Wholesale Corp.	6,920	6,340,588
Dollar General Corp.	3,435	260,442
Dollar Tree, Inc.†	3,156	236,511
Kroger Co.	10,396	635,715
Sysco Corp.	7,672	586,601
Target Corp.	7,195	972,620
Walgreens Boots Alliance, Inc.	11,208	104,571
Walmart, Inc.	67,794	6,125,188
		15,262,236
Food products: 0.37%
Archer-Daniels-Midland Co.	7,468	377,283
Bunge Global SA	2,181	169,595
Campbell’s Co.	3,068	128,488
Conagra Brands, Inc.	7,454	206,849
General Mills, Inc.	8,671	552,950
Hershey Co.	2,307	390,691
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Food products(continued)
Hormel Foods Corp.	4,539	$142,388
J.M. Smucker Co.	1,662	183,019
Kellanova	4,199	339,993
Kraft Heinz Co.	13,786	423,368
Lamb Weston Holdings, Inc.	2,227	148,830
McCormick & Co., Inc.	3,939	300,309
Mondelez International, Inc. Class A	20,885	1,247,461
Tyson Foods, Inc. Class A	4,465	256,470
		4,867,694
Household products: 0.67%
Church & Dwight Co., Inc.	3,826	400,620
Clorox Co.	1,933	313,939
Colgate-Palmolive Co.	12,760	1,160,012
Kimberly-Clark Corp.	5,209	682,587
Procter & Gamble Co.	36,782	6,166,502
		8,723,660
Personal care products: 0.07%
Estee Lauder Cos., Inc. Class A	3,646	273,377
Kenvue, Inc.	29,944	639,304
		912,681
Tobacco: 0.33%
Altria Group, Inc.	26,470	1,384,116
Philip Morris International, Inc.	24,284	2,922,580
		4,306,696
Energy: 1.89%
Energy equipment & services: 0.14%
Baker Hughes Co. Class A	15,455	633,964
Halliburton Co.	13,721	373,074
Schlumberger NV	22,056	845,627
		1,852,665
Oil, gas & consumable fuels: 1.75%
APA Corp.	5,778	133,414
Chevron Corp.	26,103	3,780,759
ConocoPhillips	20,203	2,003,531
Coterra Energy, Inc.	11,505	293,838
Devon Energy Corp.	10,260	335,810
Diamondback Energy, Inc.	2,919	478,220
EOG Resources, Inc.	8,785	1,076,865
EQT Corp.	9,319	429,699
Exxon Mobil Corp.	68,644	7,384,035
Hess Corp.	4,317	574,204
Kinder Morgan, Inc.	30,188	827,151
Marathon Petroleum Corp.	5,020	700,290
Occidental Petroleum Corp.	10,552	521,374
See accompanying notes to portfolio of investments
4 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
ONEOK, Inc.	9,124	$916,050
Phillips 66	6,450	734,848
Targa Resources Corp.	3,406	607,971
Texas Pacific Land Corp.	294	325,152
Valero Energy Corp.	4,945	606,208
Williams Cos., Inc.	19,039	1,030,391
		22,759,810
Financials: 8.11%
Banks: 2.02%
Bank of America Corp.	104,259	4,582,183
Citigroup, Inc.	29,539	2,079,250
Citizens Financial Group, Inc.	6,883	301,200
Fifth Third Bancorp	10,473	442,798
Huntington Bancshares, Inc.	22,691	369,183
JPMorgan Chase & Co.	43,971	10,540,288
KeyCorp	15,482	265,362
M&T Bank Corp.	2,591	487,134
PNC Financial Services Group, Inc.	6,197	1,195,092
Regions Financial Corp.	14,195	333,866
Truist Financial Corp.	20,734	899,441
U.S. Bancorp	24,365	1,165,378
Wells Fargo & Co.	52,001	3,652,550
		26,313,725
Capital markets: 1.88%
Ameriprise Financial, Inc.	1,515	806,631
Bank of New York Mellon Corp.	11,356	872,481
BlackRock, Inc.	2,274	2,331,100
Blackstone, Inc.	11,277	1,944,380
Cboe Global Markets, Inc.	1,635	319,479
Charles Schwab Corp.	23,348	1,727,985
CME Group, Inc.	5,628	1,306,990
FactSet Research Systems, Inc.	593	284,806
Franklin Resources, Inc.	4,826	97,920
Goldman Sachs Group, Inc.	4,903	2,807,556
Intercontinental Exchange, Inc.	8,968	1,336,322
Invesco Ltd.	7,020	122,710
KKR & Co., Inc.	10,543	1,559,415
MarketAxess Holdings, Inc.	589	133,138
Moody’s Corp.	2,434	1,152,183
Morgan Stanley	19,375	2,435,825
MSCI, Inc. Class A	1,224	734,412
Nasdaq, Inc.	6,463	499,655
Northern Trust Corp.	3,096	317,340
Raymond James Financial, Inc.	2,858	443,933
S&P Global, Inc.	4,959	2,469,731
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Capital markets(continued)
State Street Corp.	4,579	$449,429
T. Rowe Price Group, Inc.	3,470	392,422
		24,545,843
Consumer finance: 0.36%
American Express Co.	8,692	2,579,699
Capital One Financial Corp.	5,958	1,062,430
Discover Financial Services	3,921	679,235
Synchrony Financial	6,081	395,265
		4,716,629
Financial services: 2.62%
Apollo Global Management, Inc.	6,981	1,152,982
Berkshire Hathaway, Inc. Class B†	28,628	12,976,500
Corpay, Inc.†	1,089	368,539
Fidelity National Information Services, Inc.	8,408	679,114
Fiserv, Inc.†	8,886	1,825,362
Global Payments, Inc.	3,975	445,439
Jack Henry & Associates, Inc.	1,140	199,842
Mastercard, Inc. Class A	12,802	6,741,149
PayPal Holdings, Inc.†	15,658	1,336,410
Visa, Inc. Class A	26,990	8,529,920
		34,255,257
Insurance: 1.23%
Aflac, Inc.	7,809	807,763
Allstate Corp.	4,136	797,379
American International Group, Inc.	9,742	709,218
Aon PLC Class A	3,378	1,213,242
Arch Capital Group Ltd.	5,852	540,432
Arthur J Gallagher & Co.	3,902	1,107,583
Assurant, Inc.	801	170,789
Brown & Brown, Inc.	3,707	378,188
Chubb Ltd.	5,855	1,617,736
Cincinnati Financial Corp.	2,441	350,772
Erie Indemnity Co. Class A	390	160,770
Everest Group Ltd.	671	243,211
Globe Life, Inc.	1,311	146,203
Hartford Financial Services Group, Inc.	4,528	495,363
Loews Corp.	2,823	239,080
Marsh & McLennan Cos., Inc.	7,671	1,629,397
MetLife, Inc.	9,084	743,798
Principal Financial Group, Inc.	3,287	254,447
Progressive Corp.	9,149	2,192,192
Prudential Financial, Inc.	5,560	659,027
Travelers Cos., Inc.	3,546	854,196
W.R. Berkley Corp.	4,702	275,161
Willis Towers Watson PLC	1,573	492,726
		16,078,673
See accompanying notes to portfolio of investments
6 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Health care: 6.01%
Biotechnology: 0.95%
AbbVie, Inc.	27,600	$4,904,520
Amgen, Inc.	8,395	2,188,073
Biogen, Inc.†	2,276	348,046
Gilead Sciences, Inc.	19,465	1,797,982
Incyte Corp.†	2,497	172,468
Moderna, Inc.†	5,289	219,917
Regeneron Pharmaceuticals, Inc.†	1,644	1,171,070
Vertex Pharmaceuticals, Inc.†	4,022	1,619,659
		12,421,735
Health care equipment & supplies: 1.34%
Abbott Laboratories	27,089	3,064,037
Align Technology, Inc.†	1,096	228,527
Baxter International, Inc.	7,975	232,551
Becton Dickinson & Co.	4,514	1,024,091
Boston Scientific Corp.†	23,019	2,056,057
Cooper Cos., Inc.†	3,110	285,902
DexCom, Inc.†	6,100	474,397
Edwards Lifesciences Corp.†	9,212	681,964
GE HealthCare Technologies, Inc.	7,136	557,892
Hologic, Inc.†	3,628	261,543
IDEXX Laboratories, Inc.†	1,279	528,790
Insulet Corp.†	1,096	286,133
Intuitive Surgical, Inc.†	5,563	2,903,663
Medtronic PLC	20,030	1,599,996
ResMed, Inc.	2,293	524,386
Solventum Corp.†	2,159	142,624
STERIS PLC	1,542	316,974
Stryker Corp.	5,359	1,929,508
Teleflex, Inc.	725	129,035
Zimmer Biomet Holdings, Inc.	3,109	328,404
		17,556,474
Health care providers & services: 1.22%
Cardinal Health, Inc.	3,780	447,061
Cencora, Inc.	2,739	615,399
Centene Corp.†	7,885	477,673
Cigna Group	4,344	1,199,552
CVS Health Corp.	19,654	882,268
DaVita, Inc.†	704	105,283
Elevance Health, Inc.	3,622	1,336,156
HCA Healthcare, Inc.	2,848	854,827
Henry Schein, Inc.†	1,947	134,732
Humana, Inc.	1,881	477,228
Labcorp Holdings, Inc.	1,306	299,492
McKesson Corp.	1,983	1,130,132
Molina Healthcare, Inc.†	893	259,908
Quest Diagnostics, Inc.	1,743	262,949
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Health care providers & services(continued)
UnitedHealth Group, Inc.	14,373	$7,270,726
Universal Health Services, Inc. Class B	917	164,528
		15,917,914
Life sciences tools & services: 0.63%
Agilent Technologies, Inc.	4,488	602,918
Bio-Techne Corp.	2,482	178,779
Charles River Laboratories International, Inc.†	799	147,495
Danaher Corp.	10,040	2,304,682
IQVIA Holdings, Inc.†	2,693	529,201
Mettler-Toledo International, Inc.†	330	403,814
Revvity, Inc.	1,901	212,171
Thermo Fisher Scientific, Inc.	5,974	3,107,854
Waters Corp.†	927	343,899
West Pharmaceutical Services, Inc.	1,131	370,470
		8,201,283
Pharmaceuticals: 1.87%
Bristol-Myers Squibb Co.	31,677	1,791,651
Eli Lilly & Co.	12,306	9,500,232
Johnson & Johnson	37,603	5,438,146
Merck & Co., Inc.	39,509	3,930,355
Pfizer, Inc.	88,509	2,348,144
Viatris, Inc.	18,642	232,093
Zoetis, Inc.	7,046	1,148,005
		24,388,626
Industrials: 4.86%
Aerospace & defense: 1.10%
Axon Enterprise, Inc.†	1,131	672,176
Boeing Co.†	11,676	2,066,652
General Dynamics Corp.	4,030	1,061,865
General Electric Co.	16,904	2,819,418
Howmet Aerospace, Inc.	6,345	693,953
Huntington Ingalls Industries, Inc.	611	115,461
L3Harris Technologies, Inc.	2,962	622,849
Lockheed Martin Corp.	3,295	1,601,172
Northrop Grumman Corp.	2,139	1,003,811
RTX Corp.	20,788	2,405,587
Textron, Inc.	2,897	221,592
TransDigm Group, Inc.	878	1,112,672
		14,397,208
Air freight & logistics: 0.22%
CH Robinson Worldwide, Inc.	1,846	190,729
Expeditors International of Washington, Inc.	2,186	242,143
FedEx Corp.	3,511	987,750
United Parcel Service, Inc. Class B	11,423	1,440,440
		2,861,062
See accompanying notes to portfolio of investments
8 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Building products: 0.32%
A.O. Smith Corp.	1,860	$126,871
Allegion PLC	1,358	177,464
Builders FirstSource, Inc.†	1,797	256,845
Carrier Global Corp.	13,032	889,564
Johnson Controls International PLC	10,433	823,477
Lennox International, Inc.	501	305,259
Masco Corp.	3,370	244,561
Trane Technologies PLC	3,515	1,298,265
		4,122,306
Commercial services & supplies: 0.32%
Cintas Corp.	5,354	978,176
Copart, Inc.†	13,692	785,784
Republic Services, Inc. Class A	3,179	639,551
Rollins, Inc.	4,387	203,337
Veralto Corp.	3,863	393,447
Waste Management, Inc.	5,705	1,151,212
		4,151,507
Construction & engineering: 0.05%
Quanta Services, Inc.	2,305	728,495
Electrical equipment: 0.48%
AMETEK, Inc.	3,613	651,279
Eaton Corp. PLC	6,172	2,048,302
Emerson Electric Co.	8,906	1,103,720
GE Vernova, Inc.	4,305	1,416,044
Generac Holdings, Inc.†	929	144,041
Hubbell, Inc. Class B	838	351,030
Rockwell Automation, Inc.	1,763	503,848
		6,218,264
Ground transportation: 0.51%
CSX Corp.	30,119	971,940
J.B. Hunt Transport Services, Inc.	1,244	212,301
Norfolk Southern Corp.	3,534	829,430
Old Dominion Freight Line, Inc.	2,934	517,558
Uber Technologies, Inc.†	32,888	1,983,804
Union Pacific Corp.	9,469	2,159,311
		6,674,344
Industrial conglomerates: 0.26%
3M Co.	8,505	1,097,910
Honeywell International, Inc.	10,156	2,294,139
		3,392,049
Machinery: 0.95%
Caterpillar, Inc.	7,541	2,735,573
Cummins, Inc.	2,143	747,050
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Machinery(continued)
Deere & Co.	3,974	$1,683,784
Dover Corp.	2,143	402,027
Fortive Corp.	5,419	406,425
IDEX Corp.	1,183	247,590
Illinois Tool Works, Inc.	4,197	1,064,191
Ingersoll Rand, Inc.	6,294	569,355
Nordson Corp.	848	177,435
Otis Worldwide Corp.	6,239	577,794
PACCAR, Inc.	8,189	851,820
Parker-Hannifin Corp.	2,010	1,278,420
Pentair PLC	2,581	259,752
Snap-on, Inc.	820	278,374
Stanley Black & Decker, Inc.	2,408	193,338
Westinghouse Air Brake Technologies Corp.	2,685	509,049
Xylem, Inc.	3,794	440,180
		12,422,157
Passenger airlines: 0.11%
Delta Air Lines, Inc.	10,013	605,786
Southwest Airlines Co.	9,367	314,919
United Airlines Holdings, Inc.†	5,137	498,803
		1,419,508
Professional services: 0.38%
Automatic Data Processing, Inc.	6,364	1,862,934
Broadridge Financial Solutions, Inc.	1,826	412,840
Dayforce, Inc.†	2,463	178,912
Equifax, Inc.	1,936	493,390
Jacobs Solutions, Inc.	1,941	259,357
Leidos Holdings, Inc.	2,084	300,221
Paychex, Inc.	5,003	701,521
Paycom Software, Inc.	759	155,572
Verisk Analytics, Inc. Class A	2,205	607,323
		4,972,070
Trading companies & distributors: 0.16%
Fastenal Co.	8,948	643,451
United Rentals, Inc.	1,025	722,051
WW Grainger, Inc.	692	729,402
		2,094,904
Information technology: 19.37%
Communications equipment: 0.54%
Arista Networks, Inc.†	16,134	1,783,291
Cisco Systems, Inc.	62,255	3,685,496
F5, Inc.†	907	228,083
Juniper Networks, Inc.	5,171	193,654
Motorola Solutions, Inc.	2,610	1,206,421
		7,096,945
See accompanying notes to portfolio of investments
10 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.35%
Amphenol Corp. Class A	18,830	$1,307,744
CDW Corp.	2,081	362,177
Corning, Inc.	12,035	571,903
Jabil, Inc.	1,762	253,552
Keysight Technologies, Inc.†	2,710	435,307
TE Connectivity PLC	4,672	667,956
Teledyne Technologies, Inc.†	728	337,887
Trimble, Inc.†	3,814	269,497
Zebra Technologies Corp. Class A†	806	311,293
		4,517,316
IT services: 0.68%
Accenture PLC Class A	9,759	3,433,119
Akamai Technologies, Inc.†	2,346	224,395
Cognizant Technology Solutions Corp. Class A	7,744	595,514
EPAM Systems, Inc.†	886	207,165
Gartner, Inc.†	1,205	583,786
GoDaddy, Inc. Class A†	2,193	432,832
International Business Machines Corp.	14,441	3,174,565
VeriSign, Inc.†	1,291	267,185
		8,918,561
Semiconductors & semiconductor equipment: 6.84%
Advanced Micro Devices, Inc.†	25,346	3,061,543
Analog Devices, Inc.	7,754	1,647,415
Applied Materials, Inc.	12,876	2,094,024
Broadcom, Inc.	72,947	16,912,032
Enphase Energy, Inc.†	2,110	144,915
First Solar, Inc.†	1,672	294,673
Intel Corp.	67,362	1,350,608
KLA Corp.	2,089	1,316,321
Lam Research Corp.	20,096	1,451,534
Microchip Technology, Inc.	8,387	480,994
Micron Technology, Inc.	17,317	1,457,399
Monolithic Power Systems, Inc.	762	450,875
NVIDIA Corp.	383,119	51,449,051
NXP Semiconductors NV	3,970	825,165
ON Semiconductor Corp.†	6,650	419,283
QUALCOMM, Inc.	17,352	2,665,614
Skyworks Solutions, Inc.	2,495	221,257
Teradyne, Inc.	2,544	320,340
Texas Instruments, Inc.	14,247	2,671,455
		89,234,498
Software: 6.22%
Adobe, Inc.†	6,875	3,057,175
ANSYS, Inc.†	1,366	460,793
Autodesk, Inc.†	3,358	992,524
Cadence Design Systems, Inc.†	4,284	1,287,171
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 11

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Software(continued)
Crowdstrike Holdings, Inc. Class A†	3,635	$1,243,752
Fair Isaac Corp.†	380	756,553
Fortinet, Inc.†	9,936	938,753
Gen Digital, Inc.	8,469	231,881
Intuit, Inc.	4,378	2,751,573
Microsoft Corp.	116,121	48,945,001
Oracle Corp.	25,102	4,182,997
Palantir Technologies, Inc. Class A†	32,015	2,421,294
Palo Alto Networks, Inc.†	10,222	1,859,995
PTC, Inc.†	1,876	344,940
Roper Technologies, Inc.	1,675	870,749
Salesforce, Inc.	14,931	4,991,881
ServiceNow, Inc.†	3,217	3,410,406
Synopsys, Inc.†	2,399	1,164,379
Tyler Technologies, Inc.†	668	385,196
Workday, Inc. Class A†	3,327	858,466
		81,155,479
Technology hardware, storage & peripherals: 4.74%
Apple, Inc.	236,085	59,120,406
Dell Technologies, Inc. Class C	4,797	552,806
Hewlett Packard Enterprise Co.	20,283	433,042
HP, Inc.	15,052	491,147
NetApp, Inc.	3,198	371,224
Seagate Technology Holdings PLC	3,304	285,168
Super Micro Computer, Inc.†	7,865	239,725
Western Digital Corp.†	5,399	321,942
		61,815,460
Materials: 1.13%
Chemicals: 0.75%
Air Products & Chemicals, Inc.	3,472	1,007,019
Albemarle Corp.	1,836	158,043
Celanese Corp. Class A	1,707	118,141
CF Industries Holdings, Inc.	2,718	231,900
Corteva, Inc.	10,734	611,409
Dow, Inc.	10,934	438,781
DuPont de Nemours, Inc.	6,528	497,760
Eastman Chemical Co.	1,810	165,289
Ecolab, Inc.	3,936	922,284
FMC Corp.	1,950	94,789
International Flavors & Fragrances, Inc.	3,993	337,608
Linde PLC	7,437	3,113,649
LyondellBasell Industries NV Class A	4,058	301,388
Mosaic Co.	4,961	121,941
PPG Industries, Inc.	3,623	432,767
Sherwin-Williams Co.	3,619	1,230,207
		9,782,975
See accompanying notes to portfolio of investments
12 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Construction materials: 0.08%
Martin Marietta Materials, Inc.	955	$493,258
Vulcan Materials Co.	2,063	530,665
		1,023,923
Containers & packaging: 0.13%
Amcor PLC	22,574	212,421
Avery Dennison Corp.	1,255	234,848
Ball Corp.	4,661	256,961
International Paper Co.	5,426	292,027
Packaging Corp. of America	1,393	313,606
Smurfit WestRock PLC	7,718	415,692
		1,725,555
Metals & mining: 0.17%
Freeport-McMoRan, Inc.	22,443	854,629
Newmont Corp.-U.S. Exchange Traded Shares	17,781	661,809
Nucor Corp.	3,667	427,976
Steel Dynamics, Inc.	2,211	252,209
		2,196,623
Real estate: 1.25%
Health care REITs: 0.16%
Alexandria Real Estate Equities, Inc.	2,429	236,949
Healthpeak Properties, Inc.	10,924	221,430
Ventas, Inc.	6,552	385,847
Welltower, Inc.	9,239	1,164,391
		2,008,617
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	10,918	191,283
Industrial REITs : 0.12%
Prologis, Inc.	14,465	1,528,951
Office REITs : 0.01%
BXP, Inc.	2,272	168,946
Real estate management & development: 0.08%
CBRE Group, Inc. Class A†	4,698	616,800
CoStar Group, Inc.†	6,403	458,391
		1,075,191
Residential REITs : 0.16%
AvalonBay Communities, Inc.	2,219	488,113
Camden Property Trust	1,666	193,323
Equity Residential	5,332	382,624
Essex Property Trust, Inc.	1,004	286,582
Invitation Homes, Inc.	8,898	284,469
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 13

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	1,825	$282,090
UDR, Inc.	4,690	203,593
		2,120,794
Retail REITs : 0.16%
Federal Realty Investment Trust	1,194	133,668
Kimco Realty Corp.	10,528	246,671
Realty Income Corp.	13,669	730,061
Regency Centers Corp.	2,551	188,596
Simon Property Group, Inc.	4,790	824,886
		2,123,882
Specialized REITs : 0.54%
American Tower Corp.	7,298	1,338,526
Crown Castle, Inc.	6,788	616,079
Digital Realty Trust, Inc.	4,870	863,597
Equinix, Inc.	1,507	1,420,935
Extra Space Storage, Inc.	3,311	495,326
Iron Mountain, Inc.	4,583	481,719
Public Storage	2,461	736,922
SBA Communications Corp. Class A	1,679	342,180
VICI Properties, Inc. Class A	16,465	480,943
Weyerhaeuser Co.	11,348	319,446
		7,095,673
Utilities: 1.39%
Electric utilities: 0.89%
Alliant Energy Corp.	4,008	237,033
American Electric Power Co., Inc.	8,318	767,169
Constellation Energy Corp.	4,885	1,092,823
Duke Energy Corp.	12,065	1,299,883
Edison International	6,047	482,792
Entergy Corp.	6,697	507,767
Evergy, Inc.	3,592	221,088
Eversource Energy	5,723	328,672
Exelon Corp.	15,694	590,722
FirstEnergy Corp.	8,011	318,678
NextEra Energy, Inc.	32,118	2,302,539
NRG Energy, Inc.	3,164	285,456
PG&E Corp.	34,145	689,046
Pinnacle West Capital Corp.	1,776	150,552
PPL Corp.	11,526	374,134
Southern Co.	17,113	1,408,742
Xcel Energy, Inc.	8,969	605,587
		11,662,683
Gas utilities: 0.03%
Atmos Energy Corp.	2,424	337,590
See accompanying notes to portfolio of investments
14 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.07%
AES Corp.	11,105	$142,922
Vistra Corp.	5,314	732,641
		875,563
Multi-utilities: 0.37%
Ameren Corp.	4,169	371,625
CenterPoint Energy, Inc.	10,179	322,980
CMS Energy Corp.	4,667	311,055
Consolidated Edison, Inc.	5,410	482,734
Dominion Energy, Inc.	13,120	706,643
DTE Energy Co.	3,235	390,626
NiSource, Inc.	7,290	267,980
Public Service Enterprise Group, Inc.	7,781	657,417
Sempra	9,893	867,814
WEC Energy Group, Inc.	4,941	464,652
		4,843,526
Water utilities: 0.03%
American Water Works Co., Inc.	3,044	378,948
Total common stocks (Cost $158,444,236)		777,874,099

	Interest rate	Maturity date	Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB4 Class AA (U.S. SOFR 1 Month+0.44%)±	4.78%	12-25-2034	$2,121	1,977
Total non-agency mortgage-backed securities (Cost $2,121)				1,977
U.S. Treasury securities: 36.24%
U.S. Treasury Bonds	1.13	5-15-2040	13,555,000	8,152,390
U.S. Treasury Bonds	1.13	8-15-2040	4,400,000	2,623,571
U.S. Treasury Bonds	1.38	8-15-2050	1,400,000	682,668
U.S. Treasury Bonds	1.88	2-15-2041	2,825,000	1,892,498
U.S. Treasury Bonds	1.88	11-15-2051	3,485,000	1,922,123
U.S. Treasury Bonds	2.00	8-15-2051	1,500,000	857,115
U.S. Treasury Bonds	2.25	8-15-2046	556,000	358,932
U.S. Treasury Bonds	2.25	2-15-2052	11,040,000	6,692,892
U.S. Treasury Bonds	2.50	2-15-2046	1,960,000	1,340,325
U.S. Treasury Bonds	2.50	5-15-2046	1,949,000	1,327,148
U.S. Treasury Bonds	2.75	8-15-2047	1,864,000	1,310,882
U.S. Treasury Bonds	2.75	11-15-2047	1,853,000	1,300,219
U.S. Treasury Bonds	2.88	8-15-2045	1,430,000	1,054,722
U.S. Treasury Bonds	2.88	11-15-2046	3,221,000	2,340,057
U.S. Treasury Bonds	3.00	5-15-2042	776,000	609,016
U.S. Treasury Bonds	3.00	5-15-2045	1,115,000	842,460
U.S. Treasury Bonds	3.00	11-15-2045	834,000	627,138
U.S. Treasury Bonds	3.00	2-15-2047	1,889,000	1,399,755
U.S. Treasury Bonds	3.00	5-15-2047	1,921,000	1,419,608
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 15

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.00%	2-15-2048	$2,119,000	$1,554,395
U.S. Treasury Bonds	3.00	8-15-2048	2,099,000	1,533,006
U.S. Treasury Bonds	3.00	2-15-2049	5,114,000	3,720,648
U.S. Treasury Bonds	3.13	11-15-2041	846,000	680,765
U.S. Treasury Bonds	3.13	2-15-2042	919,000	737,281
U.S. Treasury Bonds	3.13	5-15-2048	2,283,000	1,710,116
U.S. Treasury Bonds	3.38	5-15-2044	1,432,000	1,160,589
U.S. Treasury Bonds	3.38	11-15-2048	28,991,000	22,642,740
U.S. Treasury Bonds	3.50	2-15-2039	731,000	640,730
U.S. Treasury Bonds	3.63	2-15-2044	1,547,000	1,305,305
U.S. Treasury Bonds	3.63	2-15-2053	615,000	499,682
U.S. Treasury Bonds	3.75	8-15-2041	929,000	817,224
U.S. Treasury Bonds	3.75	11-15-2043	1,660,000	1,429,357
U.S. Treasury Bonds	3.88	8-15-2040	946,000	851,271
U.S. Treasury Bonds	4.25	5-15-2039	681,000	645,918
U.S. Treasury Bonds	4.25	11-15-2040	977,000	918,245
U.S. Treasury Bonds	4.25	2-15-2054	3,100,000	2,827,976
U.S. Treasury Bonds	4.38	2-15-2038	381,000	370,542
U.S. Treasury Bonds	4.38	11-15-2039	757,000	725,533
U.S. Treasury Bonds	4.38	5-15-2040	1,078,000	1,031,216
U.S. Treasury Bonds	4.38	5-15-2041	842,000	801,833
U.S. Treasury Bonds	4.50	5-15-2038	428,000	421,169
U.S. Treasury Bonds	4.50	8-15-2039	721,000	701,799
U.S. Treasury Bonds	4.63	2-15-2040	730,000	718,649
U.S. Treasury Bonds	4.63	5-15-2054	12,450,000	12,096,392
U.S. Treasury Bonds	4.75	2-15-2037	264,000	267,746
U.S. Treasury Bonds	4.75	2-15-2041	1,084,000	1,078,887
U.S. Treasury Bonds	5.00	5-15-2037	375,000	388,494
U.S. Treasury Bonds	5.25	11-15-2028	479,000	494,089
U.S. Treasury Bonds	5.25	2-15-2029	11,599,000	12,022,832
U.S. Treasury Bonds	5.38	2-15-2031	752,000	788,592
U.S. Treasury Bonds	5.50	8-15-2028	369,000	384,444
U.S. Treasury Bonds	6.00	2-15-2026	22,565,000	23,026,482
U.S. Treasury Bonds	6.13	11-15-2027	525,000	551,417
U.S. Treasury Bonds	6.13	8-15-2029	21,743,000	23,321,416
U.S. Treasury Bonds	6.25	5-15-2030	478,000	519,492
U.S. Treasury Bonds	6.38	8-15-2027	224,000	235,855
U.S. Treasury Bonds	6.50	11-15-2026	296,000	309,480
U.S. Treasury Bonds	6.63	2-15-2027	215,000	226,156
U.S. Treasury Bonds	6.75	8-15-2026	20,136,000	20,959,021
U.S. Treasury Notes	0.38	7-31-2027	2,771,000	2,509,657
U.S. Treasury Notes	0.38	9-30-2027	3,141,000	2,826,499
U.S. Treasury Notes	0.50	2-28-2026	4,104,000	3,931,916
U.S. Treasury Notes	0.50	4-30-2027	2,015,000	1,848,316
U.S. Treasury Notes	0.50	5-31-2027	2,282,000	2,086,551
U.S. Treasury Notes	0.50	6-30-2027	2,520,000	2,297,580
U.S. Treasury Notes	0.50	8-31-2027	2,918,000	2,643,714
U.S. Treasury Notes	0.50	10-31-2027	3,418,000	3,076,576
See accompanying notes to portfolio of investments
16 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	0.63%	3-31-2027	$1,681,000	$1,551,987
U.S. Treasury Notes	0.63	11-30-2027	7,236,000	6,517,178
U.S. Treasury Notes	0.63	12-31-2027	3,852,000	3,459,124
U.S. Treasury Notes	0.63	5-15-2030	3,025,000	2,482,121
U.S. Treasury Notes	0.63	8-15-2030	11,482,000	9,324,468
U.S. Treasury Notes	0.75	4-30-2026	19,930,000	19,036,104
U.S. Treasury Notes	0.75	5-31-2026	4,136,000	3,939,204
U.S. Treasury Notes	0.75	1-31-2028	4,214,000	3,786,348
U.S. Treasury Notes	0.88	11-15-2030	2,681,000	2,193,553
U.S. Treasury Notes	1.13	2-29-2028	4,178,000	3,789,749
U.S. Treasury Notes	1.13	2-15-2031	7,183,000	5,927,754
U.S. Treasury Notes	1.25	11-30-2026	13,100,000	12,385,048
U.S. Treasury Notes	1.25	3-31-2028	4,152,000	3,770,873
U.S. Treasury Notes	1.25	4-30-2028	4,224,000	3,826,697
U.S. Treasury Notes	1.25	5-31-2028	4,167,000	3,763,340
U.S. Treasury Notes	1.25	9-30-2028	15,145,000	13,535,336
U.S. Treasury Notes	1.25	8-15-2031	7,687,000	6,273,225
U.S. Treasury Notes	1.38	8-31-2026	1,787,000	1,705,353
U.S. Treasury Notes	1.38	10-31-2028	24,085,000	21,572,210
U.S. Treasury Notes	1.38	11-15-2031	23,180,000	18,941,823
U.S. Treasury Notes	1.50	8-15-2026	15,630,000	14,962,230
U.S. Treasury Notes	1.50	1-31-2027	1,873,000	1,771,311
U.S. Treasury Notes	1.50	2-15-2030	4,305,000	3,738,097
U.S. Treasury Notes	1.63	2-15-2026	542,000	526,513
U.S. Treasury Notes	1.63	5-15-2026	3,385,000	3,267,168
U.S. Treasury Notes	1.63	10-31-2026	1,800,000	1,717,782
U.S. Treasury Notes	1.63	8-15-2029	2,854,000	2,533,043
U.S. Treasury Notes	1.63	5-15-2031	7,512,000	6,337,390
U.S. Treasury Notes	1.88	7-31-2026	1,828,000	1,762,464
U.S. Treasury Notes	2.00	11-15-2026	3,370,000	3,234,380
U.S. Treasury Notes	2.13	5-31-2026	1,793,000	1,741,096
U.S. Treasury Notes	2.25	2-15-2027	3,350,000	3,214,846
U.S. Treasury Notes	2.25	8-15-2027	3,338,000	3,172,885
U.S. Treasury Notes	2.25	11-15-2027	3,248,000	3,070,875
U.S. Treasury Notes	2.38	4-30-2026	1,812,000	1,768,102
U.S. Treasury Notes	2.38	5-15-2027	3,375,000	3,232,148
U.S. Treasury Notes	2.38	3-31-2029	6,500,000	5,998,837
U.S. Treasury Notes	2.38	5-15-2029	3,295,000	3,037,214
U.S. Treasury Notes	2.50	2-28-2026	1,888,000	1,850,947
U.S. Treasury Notes	2.63	2-15-2029	3,512,000	3,283,476
U.S. Treasury Notes	2.75	2-15-2028	4,229,000	4,038,057
U.S. Treasury Notes	2.75	8-15-2032	2,430,000	2,154,995
U.S. Treasury Notes	2.88	11-30-2025	1,880,000	1,856,901
U.S. Treasury Notes	2.88	5-15-2028	4,397,000	4,200,030
U.S. Treasury Notes	2.88	8-15-2028	4,422,000	4,206,470
U.S. Treasury Notes	3.13	11-15-2028	3,621,000	3,464,883
U.S. Treasury Notes	3.38	5-15-2033	2,640,000	2,426,100
U.S. Treasury Notes	3.88	8-15-2033	12,035,000	11,453,942
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 17

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.00%	10-31-2029	$2,100,000	$2,064,659
U.S. Treasury Notes	4.38	5-15-2034	16,150,000	15,901,758
Total U.S. Treasury securities (Cost $504,325,099)				472,861,206

		Yield	Shares
Short-term investments: 1.83%
Investment companies: 1.83%
Allspring Government Money Market Fund Select Class♠∞		4.42	23,906,105	23,906,105
Total short-term investments (Cost $23,906,105)				23,906,105
Total investments in securities (Cost $686,689,132)	97.68%			1,274,655,914
Other assets and liabilities, net	2.32			30,298,588
Total net assets	100.00%			$1,304,954,502

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,830,226	$51,333,742	$(63,257,863)	$0	$0	$23,906,105	23,906,105	$485,617
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	20	3-20-2025	$2,220,898	$2,175,000	$0	$(45,898)
U.S. Long Term Bond	62	3-20-2025	7,243,840	7,058,313	0	(185,527)
Ultra 10-Year U.S. Treasury Notes	805	3-20-2025	90,664,861	89,606,563	0	(1,058,298)
Ultra Long Term U.S. Treasury Bond	33	3-20-2025	4,066,122	3,923,906	0	(142,216)
E-Mini S&P 500 Index	369	3-21-2025	113,048,528	109,514,587	0	(3,533,941)
2-Year U.S. Treasury Notes	88	3-31-2025	18,105,471	18,093,625	0	(11,846)
5-Year U.S. Treasury Notes	86	3-31-2025	9,207,360	9,142,203	0	(65,157)
					$0	$(5,042,883)
See accompanying notes to portfolio of investments
18 | Allspring Index Asset Allocation Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Asset Allocation Fund | 19

Notes to portfolio of investments—December 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$12,527	$0	$12,527
Common stocks
Communication services	72,912,044	0	0	72,912,044
Consumer discretionary	87,576,450	0	0	87,576,450
Consumer staples	43,044,115	0	0	43,044,115
Energy	24,612,475	0	0	24,612,475
Financials	105,910,127	0	0	105,910,127
Health care	78,486,032	0	0	78,486,032
Industrials	63,453,874	0	0	63,453,874
Information technology	252,738,259	0	0	252,738,259
Materials	14,729,076	0	0	14,729,076
Real estate	16,313,337	0	0	16,313,337
Utilities	18,098,310	0	0	18,098,310
Non-agency mortgage-backed securities	0	1,977	0	1,977
U.S. Treasury securities	472,861,206	0	0	472,861,206
Short-term investments
Investment companies	23,906,105	0	0	23,906,105
Total assets	$1,274,641,410	$14,504	$0	$1,274,655,914
Liabilities
Futures contracts	$5,042,883	$0	$0	$5,042,883
Total liabilities	$5,042,883	$0	$0	$5,042,883
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2024, $9,818,660 was segregated as cash collateral for these open futures contracts.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
20 | Allspring Index Asset Allocation Fund